ELECTRIC CITY VALUE FUNDS, INC.
                               112 ERIE BOULEVARD
                              SCHENECTADY, NY 12305



                                November 8, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management

Re: Electric City Funds, Inc., File Nos. 811-9523 and 333-84665, Post-effective Amendment # 2 ("PEA # 2") to Registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

Ladies and Gentlemen:

We are, on behalf of Electric City Funds, Inc., filing PEA # 2 to Registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

This PEA # 2 is being filed in order to register a new portfolio of the Registrant, called the Electric City Dividend Growth Fund. Accordingly, Registrant is filing PEA # 2 pursuant to Rule 485(a) to become effective seventy-five days after filing.

PEA # 2 contains a signature page with conformed signatures. The original signature page is maintained with the records of the Registrant. Please direct all questions and comments concerning this filing to me at any time at 610-935-4511. Thank you for your consideration.

Sincerely,


/s/ David D. Jones
---------------------------
DAVID D. JONES

ACCESSION NUMBER:                                    -------------
CONFORMED SUBMISSION TYPE:                           N-1A
PUBLIC DOCUMENT COUNT:                               ---
FILED AS OF DATE:                                    20010730
SROS:                                                ----

FILER:

COMPANY DATA:
         COMPANY CONFORMED NAME:                     ELECTRIC CITY FUNDS INC
         CENTRAL INDEX KEY                           -----------
         STANDARD INDUSTRIAL CLASSIFICATION:         []
         IRS NUMBER:                                 -----------
         STATE OF INCORPORATION:                     MD
         FISCAL YEAR END:                            08/31

FILING VALUES:
         FORM TYPE:                                  N-1A
         SEC ACT:
         SEC FILE NUMBER:                            333-84665
         FILM NUMBER                                 -------------

FILING VALUES:
         FORM TYPE:                                  N-1A
         SEC ACT:
         SEC FILE NUMBER:                            811-9523
         FILM NUMBER:                                -------------

BUSINESS ADDRESS:
         STREET 1:                                   112 ERIE BOULEVARD
         CITY:                                       SCHENECTADY
         STATE:                                      NY
         ZIP:                                        02305
         BUSINESS PHONE                              518-370-0289

MAIL ADDRESS:
         STREET 1:                                   112 ERIE BOULEVARD
         CITY:                                       SCHENECTADY
         STATE:                                      NY
         ZIP:                                        12305

FORMER COMPANY:
         FORMER CONFORMED NAME:                      NOT APPLICABLE
         DATE OF NAME CHANGE:                        NOT APPLICABLE

                          AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 11/08/01

                               FILE NOS: 811-9523
                                    333-84665

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
Pre-Effective Amendment No.                                            [ ]
Post-Effective Amendment No.                                           [2]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                     [X]
Amendment No.                                                          [4]


                        (Check appropriate box or boxes.)

                            ELECTRIC CITY FUNDS, INC.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)


                               112 ERIE BOULEVARD
                              SCHENECTADY, NY 12305
                            ------------------------
                     (Address of Principal Executive Office)


               Registrant's Telephone Number, including Area Code:
                                  518-370-0289
                                  ------------
                               MR. JAMES W. DENNEY
                               112 ERIE BOULEVARD
                              SCHENECTADY, NY 12305
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                               Please send copy of
                               communications to:
                             DAVID D. JONES, ESQUIRE
                       C/O CITCO-QUAKER FUND SERVICES,INC.
                        1288 VALLEY FORGE ROAD, SUITE 87
                             VALLEY FORGE, PA 19482
                               610-935-4511 PHONE
                                610-935-3775 FAX
                                  ------------

Approximate Date of Proposed Public Offering:
--------------------------------------------
As soon as practicable  following effective date.

It is proposed that this filing will become effective (check appropriate box):
/ / immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(3)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares that an indefinite number or amount of its securities is being registered by this Registration Statement. Registrant filed a Rule 24f-2 Notice for its fiscal year ended August 31, 2001 will be filed on or before November 30, 2001.

TOTAL NUMBER OF PAGES-              _______
EXHIBIT INDEX BEGINS
ON PAGE                             _______

                                THE ELECTRIC CITY
                              DIVIDEND GROWTH FUND







                               P R O S P E C T U S
                                December 30, 2001










    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a crime.

                                TABLE OF CONTENTS

THE FUND........................................................................

What is the Fund's Investment Objective?........................................
What are the Fund's Primary Investment Strategies?..............................
What are the Principal Risks of Investing in the Fund?..........................
How has the Fund Performed in the Past?.........................................
What are the Fund's Fees and Expenses?..........................................
An Example of Expenses Over Time................................................

THE FUND'S INVESTMENT ADVISER...................................................

The Fund's Adviser..............................................................
Investment Advisory Agreement...................................................
The Fund's Portfolio Manager....................................................

HOW TO BUY AND SELL SHARES......................................................

Investing In The Fund...........................................................
Determination of Share Price....................................................
Minimum Investment Amounts......................................................
Opening and Adding To Your Account..............................................
Purchase By Mail  ..............................................................
Wire Transfer Purchases.........................................................
Purchases through Financial Service Organizations...............................
Automatic Investment Plan.......................................................
Telephone Purchases.............................................................
Miscellaneous Purchase Information..............................................
Redeeming Your Shares...........................................................
By Mail.........................................................................
Signature Guarantees............................................................
By Telephone      ..............................................................
By Wire           ..............................................................
Redemption At The Option Of The Fund............................................
         .........
DIVIDENDS AND DISTRIBUTIONS.....................................................

TAX CONSIDERATIONS..............................................................

GENERAL INFORMATION.............................................................

FOR MORE INFORMATION............................................................

                                    THE FUND

What is the Fund's Investment Objective?

The Fund seeks to build shareholder wealth through the achievement of both long-term capital growth and current income.

What are the Fund's Primary Investment Strategies?

The Fund seeks to achieve its Investment Objective by investing in growth oriented companies that exhibit the potential for increases in their current dividend payments or commencing dividends, if none are currently paid. The Fund's Advisor believes that financially sound companies with a history of dividend growth have excellent long-term capital growth potential and that the dividend income has the potential to provide a meaningful contribution to increasing shareholder wealth.

In selecting investments for the Fund, the Fund's Adviser will:

o normally invest at least 85% of the Fund's total assets in common stocks or securities convertible into common stocks;

o    invest in stocks without restrictions regarding market capitalization;

o invest in stocks of companies that have a track record of, or potential for, dividend growth;

o invest in stocks of companies that appear likely to initiate a dividend in the near future, if none is currently paid.

To choose the common stocks in which the Fund will invest, the Adviser seeks to identify companies that exhibit some or all of the following criteria:

o solid financial condition and sufficient cash flow to enable future dividend growth;

o attractive fundamental valuation measures, such as price/earnings or price/cash flow;

o    company or industry group may be temporarily out of favor;

o    undervalued or overlooked assets; o favorable insider ownership trends.

The Fund will generally use a "buy and hold" investment strategy. However, the Fund may occasionally invest on a short-term basis when the Adviser believes that it will benefit the Fund.

The Fund will normally invest its remaining assets, if any, in a variety of other securities, such as US government debt instruments, corporate debt securities, other unaffiliated mutual funds, commercial paper, bankers acceptances and repurchase agreements.

What are the Principal Risks of Investing in the Fund?

General Risks- Almost all investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

Stock Market Risk- While stocks have historically outperformed other investments over the long term, they tend to be more volatile over the short term. These price movements may result from factors affecting individual companies, industries or the stock market as a whole.

Small to Mid-Cap Stock Risks- The Fund may invest in companies with small to midsize market capitalizations. Because these companies are relatively small compared to larger capitalization companies, they may be engaged in business mostly within their own geographic region, and may be less well known to the investment community. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices can be more volatile than larger capitalization companies, especially over the short-term.

How has the Fund Performed in the Past?

Because this is a new Fund that does not yet have an operating history, a performance bar chart and table describing the Fund's annual performance and comparing that performance to appropriate indices is not yet available.

What are the Fund's Fees and Expenses?

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.


============================================================ =======================================================
                     Shareholder Fees:                                  Annual Fund Operating Expenses:
                     -----------------                                  ------------------------------
         (fees paid directly from your investment)               (expenses that are deducted from Fund assets)

Maximum Sales Charge (Load)                                  Management Fees(1)                          1.65%
Imposed on Purchases                            NONE         Distribution (12b-1) Fees(2)                0.00%

Maximum Deferred Sales                          NONE         Other Expenses(3)                           0.00%
                                                             -------------------------------------------------
Charge (Load).....
                                                             Total Annual
Maximum Sales Charge (Load)                     NONE         Fund Operating Expenses                     1.65%
Imposed on Reinvested Dividends
And other Distributions

Redemption Fees...                              NONE(4)

============================================================ =======================================================

1. Management fees include a fee of 0.95% for investment advisory services and 0.70% for administrative and other services. Both fees are paid to the Fund's Adviser pursuant to separate agreements for each service.
2. Although the Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, the Plan has not been implemented and the Fund has no present intention of implementing the Plan. If the Board decides otherwise, you will be informed at least thirty days prior to its implementation.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. The Fund did not incur any of these "Other Expenses" during its first fiscal year.
4. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.

An Example of Expenses Over Time:

The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (Since the Fund does not charge redemption fees or sales charges, your costs would be the same if you did not redeem). The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


  ------------------ ------------------ ------------------ ------------------
      One Year          Three Years         Five Years         Ten Years
  ------------------ ------------------ ------------------ ------------------
  ------------------ ------------------ ------------------ ------------------
       $ 168              $ 520               $ 897             $ 1,955
  ------------------ ------------------ ------------------ ------------------

                          THE FUND'S INVESTMENT ADVISER

The Fund's Adviser
Mohawk Asset Management, Inc. (the "Adviser" or "Mohawk"), located at 112 Erie Boulevard, Schenectady, New York, 12305, serves as the investment adviser to the Fund under an Investment Advisory Agreement with Electric City Funds, Inc. (the "Company"). The Advisory Agreement provides that the Adviser will furnish continuous investment advisory and management services to the Fund. Mohawk was organized as a sole proprietorship in 1994 and incorporated as a Delaware corporation in 1999. Mohawk is registered with the Securities and Exchange Commission as an investment adviser. James W. Denney is the controlling shareholder and President of the Adviser.

The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Company's Board of Directors. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Company, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Mohawk also pays the salaries and fees of all officers and directors of the Company who are also officers, directors, or employees of Mohawk. For its investment advisory services to the Fund, the Adviser receives a fee of 0.95% per year of the average daily net assets of the Fund.

The Fund's Portfolio Manager
Mr. Denney manages the investment program of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Denney is also President of Electric City Funds, Inc. (the "Company") and serves as a director of the Company. Mr. Denney has been managing investment portfolios for individuals, corporations, trusts and retirement accounts since 1990. Mr. Denney holds licenses as a Registered Principal (NASD Series 24), General Securities Representative (NASD Series 7), and New York State Life, Accident & Health Insurance Agent. He has also completed the CFP Professional Education Program through the College for Financial Planning.

The Adviser's Administrative Duties
The Company has also entered into an Operating Services Agreement with Mohawk which makes Mohawk responsible for providing substantially all of the administrative and ministerial services for the Fund. Under the Agreement, Mohawk may employ third parties to provide these services. If Mohawk chooses to employ sub-contractors to perform services for the Fund, the engagement must be approved by the Board of the Company and Mohawk is solely responsible for their compensation. For its administrative services to the Fund, the Adviser receives a fee of 0.70% per year of the average daily net assets of the Fund.

The effect of the Investment Advisory Agreement and the Operating Services Agreement is to make Mohawk responsible for providing essentially all necessary services to the Fund, and sets the Fund's normal operating expense ration at 1.65%. In exchange for the fees paid to the Adviser under the Investment Advisory and Operating Services Agreements, the Adviser is responsible for paying all expenses incurred by the Fund except taxes, interest on borrowings, brokerage expenses, and legal costs associated with litigation.


                     HOW TO BUY AND SELL SHARES OF THE FUND

Determination of Share Price
The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:


Net Asset Value  =         Total Net Assets - Liabilities
                           -----------------------------------
                           Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's transfer agent, Mutual Shareholder Services, LLC (the "Transfer Agent"). Your order must be placed with the Transfer Agent prior to the close of trading on the NYSE in order to be confirmed for that day's NAV. The Funds' investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Directors. The Fund may use pricing services to determine market value.

Investing in the Fund
You may purchase shares of the Fund directly through the Fund's Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing an Account Application To request an application, call toll-free 1-800-453-6556 or visit our website at www.electriccityfunds.com to download an application.

Minimum Investment Amounts
The Fund reserves the right to change the minimum investment amount from time to time or to waive the minimums in whole or in part at the Fund's sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $500                      $50
IRAs              $500                      $50
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN MEMBERS

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $500                      $50 per month minimum
IRAs              $500                      $50 per month minimum
--------------------------------------------------------------------------------

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you invest through a brokerage firm or other financial institution, their policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investment amounts or limitations on buying or selling shares. Consult your financial adviser if you have any questions about their policies and procedures. If you purchase shares through a brokerage firm or other financial institution, it is responsible for transmitting your order in a timely manner.]

Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.


Opening and Adding To Your Account
You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling the Fund, toll free, at 1-800-453-6556.

Purchasing Shares By Mail
To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to The Electric City Dividend Growth Fund, and mail the Form and check to:

                            Electric City Funds, Inc.
                      c/o Mutual Shareholder Services, LLC
                         8869 Brecksville Road, Suite C
                             Brecksville, Ohio 44141

Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.   Call 1-800-453-6556 to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3. Fill out, fax (216-875-8992), then mail the Account Application to the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                       Firstar Bank, NA, ABA #: 042000013
              Credit: Electric City Funds, Inc., Acct. # 000000000
             Further credit: The Electric City Dividend Growth Fund.

Include your name(s), address and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations
You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Automatic Investment Plan
You may purchase shares of the Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the plan by filling out the Automatic Investment Plan application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Transfer Agent at 1-800-453-6556.

Telephone Purchases
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the transfer agent receives payment through the ACH. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

Mutual Shareholder Services, LLC, the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund and/or the Transfer Agent has failed to follow procedures reasonably designed to prevent losses. However, if the Fund and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings & loan or credit union. The Fund's custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

How To Sell (Redeem) Your Shares

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
Redemption requests should be mailed via U.S. mail or overnight courier service to:

                        Mutual Shareholder Services, LLC
                         8869 Brecksville Road, Suite C
                             Brecksville, Ohio 44141

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order".

"Good Order" means that the request must include:

1.   Your account number;

2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
3. The signatures of all account owners exactly as they are registered on the account;
4.   Any required signature guarantees; and
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)  if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii)if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone
You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-453-6556 if you elected to use telephone redemption on your Account
Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $10) for outgoing wires.

Redemption At The Option Of The Fund
If the value of the shares in your account falls to less than $500, the Company may notify you that, unless your account is increased to $500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $500 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.


                               TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

According to the law of Maryland under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

Protecting your personal information is a priority for the Fund and our privacy policy has been designed to support this objective. The Fund may collect non-public personal information from you in the following ways:

1. From information provided by you on applications or other forms submitted to the Fund or to the Transfer Agent; and
2.   From information arising from your investment in the Fund.

The Fund utilizes electronic, procedural and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Fund does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Fund has entered into arrangements with the Adviser to provide investment advisory, administrative and other services, and the Fund may disclose information about you or information that you have provided to the Fund to the Adviser in connection with the Adviser's responsibilities to the Fund.

The Board of Directors of the Company has approved a Code of Ethics (the "Code") for the Fund and Adviser. The Code governs the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Code. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                              FOR MORE INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated October 15, 2001, has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund at:

                            Electric City Funds, Inc.
                      c/o Mutual Shareholder Services, Inc.
                         8869 Brecksville Road, Suite C
                             Brecksville, Ohio 44141
                                 1-800-453-6556

A copy of your requested document(s) will be sent to you within three days of your request.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.





                 The Fund's Investment Company Act File No. is:
                                    811-9523

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated December 30, 2001


                            ELECTRIC CITY FUNDS, INC.
                                 (the "Company")
                               112 Erie Boulevard
                           Schenectady, New York 12305
                                 1-800-453-6556

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of The Electric Dividend Growth Fund (the "Fund"), dated December 30, 2001. You may obtain a copy of the Prospectus, free of charge, by writing to Electric City Funds, Inc. (the "Company")c/o Mutual Shareholder Services, 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141 or by calling 1-800-453-6556. This SAI applies only to the Electric City Dividend Growth Fund. The Company also offers additional funds with statements of additional information applicable to each such fund.

                                TABLE OF CONTENTS

Management of the Fund
Investment  Policies and Restrictions
Investment Adviser
Directors and Officers
Performance  Information
Purchasing and Redeeming Shares
Tax Information
Portfolio  Transactions
Custodian
Transfer Agent
Administration
Distributor
Legal Counsel
Distribution Plan
Financial Statements

                             MANAGEMENT OF THE FUND

Electric City Funds, Inc. (the "Company"), an open-end management investment company, was incorporated in Maryland on August 6, 1999. The Affairs of the Company are managed by a Board of Directors which approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment adviser and administrator. All such agreements are subject to limitations imposed by state and/or federal securities laws, and to the extent that any such contract may contradict such statutes, the contract would be unenforceable. The day-to-day operations of the Fund are delegated to the Adviser.

The Company's Articles of Incorporation permit the Board of Directors to issue 100,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes of shares of common stock (each a "series" or "Fund") and to classify or reclassify any unissued shares with respect to such series. Currently, the Fund is the only series of shares being offered by the Company.

Shareholders of the Fund are entitled:

     (i)  to one vote per full share;

     (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and

     (iii)upon liquidation, to participate ratably in the assets available for distribution.

There are no conversion or sinking fund provisions applicable to the shares, and shareholders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable at any time upon demand and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

Privacy Policy

Protecting your personal information is a priority for the Fund and our privacy policy has been designed to support this objective. The Fund may collect non-public personal information from you in the following ways:


     1. From information provided by you on applications or other forms submitted to the Fund or to the Transfer Agent; and

     2.   From information arising from your investment in the Fund.

The Fund utilizes electronic, procedural and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.


The Fund does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Fund has entered into arrangements with the Adviser to provide investment advisory, administrative and other services, and the Fund may disclose information about you or information that you have provided to the Fund to the Adviser in connection with the Adviser's responsibilities to the Fund.


Code of Ethics
The Board of Directors of the Company has approved a Code of Ethics (the "Code") for the Fund and Adviser. The Code governs the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Code. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the prospectus. This Section provides additional information concerning the Fund's investments and its investment restrictions.

The Fund is a diversified Fund, meaning that as to 75% of the Fund's assets (valued at the time of investment), the Fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest at least 85% of total assets in common stock and securities convertible into common stock of companies deemed by the Fund's Adviser to have exceptional growth and/or dividend producing capabilities. The Fund may invest the remainder of its assets in a variety of other securities, and under adverse market conditions, may invest exclusively in cash and cash equivalents on a temporary basis. The complete list of securities in which the Fund may ordinarily invest is listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

Common Stocks. The Fund will ordinarily invest at least 85% of its total assets in common stock or securities convertible into common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

Foreign Securities. The Fund may invest up to 15% of its assets in the common stock of foreign issuers, whether traded on U.S. exchanges or foreign exchanges. The Fund may also invest in foreign securities in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund will not invest in "emerging market" countries, and investing in foreign securities is not a principal strategy for the Fund.

Preferred Stock. The Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. A return of capital means that assets of the Fund have been returned to the Fund as cash and must be re-invested in other securities. There is a risk that the re-invested asset may be invested at lower rates of return than were previously invested. However, a return of capital is not a distribution for tax purposes. The Fund will not invest more than 10% of its assets in REITS. Fund shareholders will be subject to management and other fees charged by the REITS in which the Fund invests.

Options On Equities. The Fund may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Fund may write (i.e. sell) puts and covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or over-the-counter market. The Fund may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years.

The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to purchase options contracts does not exceed five percent (5%) of the Fund's total net assets. When writing covered call options or selling puts, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions. Over-the counter options and the assets used to cover such options are considered to be illiquid.

Risk Factors. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation.

Debt Securities. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

     Credit Risk- A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Fund may invest in securities that carry a wide range of credit risk, from US Government debt instruments that carry almost no credit risk to high-yield corporate securities that carry considerable credit risk. However, the Fund may not invest more than 35% of its total assets in such securities

     Interest Rate Risk- All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, the longer a security has until it matures, the more pronounced will be a change in its value when interest rates change.

Unaffiliated Mutual Funds. The Fund may invest in securities issued by other registered investment companies (mutual funds). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 3% of any investment company's outstanding securities.

Repurchase Agreements. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy. You should be aware that these types of investments are considered "loans" under the Investment Company Act of 1940, as amended.

Repurchase Agreement Risk- A repurchase agreement is an agreement where one party sells securities to a buyer with a simultaneous agreement to repurchase those securities at a future date at a set price. The difference between the original sales price and the future repurchase price represents an interest payment to the original buyer. A repurchase agreement exposes the Fund to the risk that the party that sells the security will default on its obligation to repurchase those securities. If that happens the Fund can lose money because:

o it may not be able to sell the securities at the agreed-upon time and price;
o    the securities may lose value before they can be sold.

Cash Reserves. The Fund may hold up to 10% of its net assets in cash to maintain liquidity.

Restricted and Illiquid Securities.
The Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

When-Issued Securities and Delayed-Delivery Transactions.
The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Portfolio Turnover.
High portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover rate for tis first fiscal year will not exceed 100%.

The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 20% of the value of the Fund's assets at the time of borrowing;

5. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

6.   Make margin purchases;

7. Invest in companies for the purpose of management or the exercise of control;

8. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

9. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

10. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

11.  Issue senior securities.

12.  Invest in commodities, or invest in futures or options on commodities.

Restrictions 1 through 12 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 25% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);
b. Invest more than 15% of its net assets in securities that are not readily marketable;
c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.
d. purchase more than 3% of the voting securities of any one investment company;
e. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 20% of its total assets at cost;
f. Invest more than 5% of the Fund's assets (valued at time of investment) in initial margin deposits for options contracts;

                               INVESTMENT ADVISER

Information on the Fund's Investment Adviser, Mohawk Asset Management, Inc., is set forth in the prospectus. This Section contains additional information concerning the Adviser.

Mohawk Asset Management was organized as a sole proprietorship in 1994. Mohawk Asset Management, Inc. (the "Adviser"), its successor, was organized under the laws of the State of Delaware as an investment advisory corporation in September, 1999. The Adviser registered as an Investment Adviser with the Securities and Exchange Commission in December, 1999. The Adviser's principal occupation and business is to provide financial management services to individuals, corporations, non-profit organizations and other institutions throughout the United States.

The Investment Advisory Agreement.
---------------------------------
The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to an investment advisory agreement with the Fund dated December 15,1999 (the "Agreement"). Mr. James W. Denney is portfolio manager for the Fund.

Under the terms of the Advisory Agreement, the Adviser manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Adviser furnishes an investment program for the Fund, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Fund. At all times the Adviser's actions on behalf of the Fund are subject to the overall supervision and review of the Board.

The Advisory Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved at least annually:

(a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and
(b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Messrs. James W. Denney and Bill R. Werner are officers of the Adviser and Directors of the Company. Accordingly, each of those persons is considered an "affiliated person", as that term is defined in the Investment Company Act of 1940, as amended (the 1940 Act).

For its investment advisory services to the Fund, the Company pays to the Adviser, on the last day of each month, an annualized fee equal to 0.80% of average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the Fund's fiscal year ending August 31, 2001, the Fund paid no investment advisory fees to the Adviser because the Fund had not yet commenced operations.

The Operating Services Agreement
The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to:

1.  accounting                                   6.  custodial
2.  administrative                               7.  fund share distribution
3.  legal (except litigation)                    8.  shareholder reporting
4.  dividend disbursing and transfer agent       9.  sub-accounting, and
5.  registrar                                   10. record keeping services

Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Adviser is responsible for compensating such parties.

For its administrative and other services to the Fund, the Company pays to the Adviser, on the last day of each month, an annualized fee equal to 0.70% of average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the Fund's fiscal year ending August 31, 2000, the Fund paid $1,984 in investment advisory fees to the Adviser.


The Advisory Agreement and the Operating Services Agreement, taken together, place a "cap" on the Fund's operating expenses at 1.65%. The only other expenses which may be incurred by the Fund are brokerage fees, taxes, legal fees relating to Fund litigation, 12b-1 fees and other extraordinary expenses.

                             DIRECTORS AND OFFICERS

The Board Of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below. The business address of each director is:

                               112 Erie Boulevard
                           Schenectady, New York 12305

                                  Position        Principal Occupation for
Name, Date of Birth               with Fund       The Last Five Years
-------------------------------------------------------------------------------------------------------------------
James W. Denney*;.                President       President of Mohawk Asset Management,
 3-8-65                           Director        Inc., a  Registered Investment Adviser
                                                  Corporation.  Registered principal of
                                                  B/D Holdings, Inc., a broker/dealer firm,
                                                  from April, 2001 to present.  Registered
                                                  Principal of Milestone Financial Services,
                                                  Inc., a broker/dealer firm, from July 1998
                                                  to April, 2001. Registered Principal,
                                                  Linsco/Private Ledger, from 8/92 - 7/98.
                                                  Investment Executive, Paine Webber, Inc.,
                                                  from 12/89 - 7/92.  Series 7 Registered
                                                  Representative License (1990).  General
                                                  Securities Principal (1992).  New York
                                                  State Insurance License.

Bill W. Werner*                   Secretary       Partner, General Manager, Dillinger
7-10-63                           Director        Stairbuilding Company, Fairview,
                                                  NJ, a contracting firm, since 1985.
                                                  Also Vice President of Mohawk Asset
                                                  Management since September, 1999.
                                                  Formerly an air traffic controller
                                                  in the United States Marine Corps.

Joseph D. Condon                 Director         Owner of Radio Albany.com since
04-26-47                                          February, 2000, Albany's first commercial
                                                  internet radio-only station.  Public
                                                  Affairs Director, Albany Broadcasting
                                                  Company.  Employed with Albany Broadcasting
                                                  Company since 1969.  Bachelor of Arts degree
                                                  from Siena College, Loudenville, NY in 1969.

Honorable Albert P. Jurczynski   Director         Mayor, City of Schenectady, NY
10-27-56                                          since 1996.  City Council member,
                                                  City of Schenectady, from 1984 through 1995.

Kimberleigh Elwell               Director         M&T Bank, Clifton Park, NY.  Assistant
8-11-67                                           Vice President, Business & Professional
                                                  Banking, March, 1999 to present. Albank,
                                                  FSB, Albany, NY.  Commercial Loan Officer,
                                                  from 1989 to February, 1999. Bachelor of Arts
                                                  degree in economics from State University
                                                  of New York, Albany, NY, 1989.

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The table below sets forth the compensation paid by the Company to each of the directors of the Company during the fiscal year ending August 31, 2001.

Name of Director           Compensation     Pension           Annual            Total Compensation
                           from Corp        Benefits          Benefits          Paid to Director
------------------------------------------------------------------------------------------------
James W. Denney            $0.00            $0.00             $0.00             $0.00
Bill R. Werner             $0.00            $0.00             $0.00             $0.00
Joseph D. Condon           $0.00            $0.00             $0.00             $0.00
Albert P. Jurczynski       $0.00            $0.00             $0.00             $0.00
Kimberleigh Elwell         $0.00            $0.00             $0.00             $0.00

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
----------------------------------------------------------------------
The Adviser intends to purchase all of the Fund's outstanding shares prior to their public offering and will be deemed at that time to "control" the Fund. A shareholder who owns 25% or more of the Fund's shares is considered to be a "Controlling Person" of the Fund, as that term is defined in the Investment Company Act of 1940, as amended.

None of the Fund's directors, individually or in the aggregate, owned five percent (5%) of more of the Fund's shares as of August 31, 2001.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)[n]   = ERV

Where:          P = a hypothetical initial investment of $1000]
                T = average annual total return
                n = number of years
                ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

               Yield = 2[(a-b/cd + 1)6 - 1]

               Where: a = dividends and interest earned during the period
                      b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund does not charge sales, the NAV is the offering price for shares of the Fund.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company under SubChapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

The Fund may borrow up to 20% of its net assets for emergency purposes. Borrowing money can result in an opportunity for leveraging of the Fund's assets. This means that the Fund could, in theory, invest in more securities than the Fund had in investable cash by using borrowed money for investing. If the Fund employed such a strategy, the Fund would incur significantly greater risks. The Fund will not borrow to leverage. It will only borrow to meet extraordinary redemption requests.

                                    CUSTODIAN

Firstar Bank, N.A., Cincinnati, Ohio, acts as custodian for the Fund. As such, Firstar holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. Firstar does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. For the Fund's first fiscal year ending August 31, 2002, all fees charged by the custodian will be paid by the Adviser.

                                 TRANSFER AGENT

Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141 ("MSS") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser. Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, The Adviser shall pay MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. For the Fund's first fiscal year ending August 31, 2002, all fees charged by MSS will be paid by the Adviser.

                                 ADMINISTRATION

MSS also acts as Administrator to the Fund pursuant to a written agreement with the Company and Adviser. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, the Adviser pays MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. For the Fund's first fiscal year ending August 31, 2002, all fees charged by MSS will be paid by the Adviser.

                                   DISTRIBUTOR

B/D Holdings, Inc, 1301 East Ninth Street, Suite 100, Cleveland, Ohio 44114-1800, serves as principal underwriter of the Fund's shares pursuant to a written agreement with the Fund and the Adviser. For the Fund's first fiscal year ending August 31, 2002, all fees charged by B/D Holdings, Inc. will be paid by the Adviser.

                             INDEPENDENT ACCOUNTANTS

McCurdy & Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145 serves as the Company's independent auditors.

                                  LEGAL COUNSEL

David Jones & Assoc., P.C., 4747 Research Forest Drive, Suite 180, # 303, The Woodlands, TX 77381, has passed on certain matters relating to this Registration Statement and acts as counsel to the Company.

                                DISTRIBUTION PLAN

As noted in the Fund's Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plan") whereby the Fund may pay a fee of 0.25% per annum of the Fund's average daily net assets to the Adviser and others for providing personal service and/or maintaining shareholder accounts relating to the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets.

Pursuant to the Plan, the Adviser receives from the Fund a fee each month equal to 0.25% per annum of average net assets. The Adviser uses such fees to pay for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the distributor. Any expense of distribution in excess of 0.25% per annum will be borne by the Adviser without any additional payments by the Fund. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by the Adviser for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Plan also provides that to the extent that the Fund, the Adviser, or other parties on behalf of the Fund, or the Adviser make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans. In no event shall the payments made under the Plan, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc.

The Board of Directors has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Adviser in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Directors, including the non-interested Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

The Plan has been approved by the Funds' Board of Directors, including all of the Directors who are non-interested persons as defined in the 1940 Act. The Plan must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose. It is also required that, during the period in which the Plan is in effect, the selection and nomination of non-interested Directors be done only by the non-interested Directors. The Plan and any related agreements may be terminated at any time, without any penalty:

(1) by vote of a majority of the non-interested Directors on not more than 60 days' written notice,
(2)   by the Adviser on not more than 60 days' written notice,
(3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and
(4) automatically by any act that terminates the Advisory Agreement with the Adviser.

The Adviser or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plan and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Adviser is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purposes of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

Although the Plan has been adopted by the Board of Directors, the Board has decided not to implement the Plan for at least the Fund's first fiscal year, in order to minimize the ongoing expenses of the Fund during the Fund's start-up phase. The Board will implement the Plan when and if circumstances so warrant.

                              FINANCIAL STATEMENTS

The financial statements of the Fund for the Fund's first fiscal year will be included in the Funds audited annual report, dated August 31, 2002. You may receive a copy of the Fund's annual report or semi-annual report, free of charge, by writing to the Fund c/o Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, or by calling the Fund, toll free, at 1-800-453-6556. A copy of your requested documents will be sent to you within three days of your request.

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles   of   Incorporation---previously   included  as  Exhibit  23A  to
     Pre-effective Amendment # 1 to Registration Statement, filed on November 24, 1999 and incorporated herein by reference.

(b) By-Laws--- previously included as Exhibit 23B to Pre-effective Amendment # 1 to Registration Statement, filed on November 24, 1999 and incorporated herein by reference.

(c)  Instruments  defining  rights  of  Shareholders---None,   See  Articles  of
     Incorporation.

(d)  Investment Advisory Contracts---

     (1) Original Investment Advisory Agreement between the Company and Mohawk Asset Management, Inc. previously was included as Exhibit 23D in Original Registration Statement filed on October 6, 1999 and is incorporated herein by reference.
     (2) Amendment to Investment Advisory Agreement, dated 12/30/01, included herein as Exhibit 23D(1)

(e)  Underwriting Contracts---

     (1) Original Distribution Agreement between the Adviser, the Company, B/D holdings, Inc. previously was included as Exhibit 23E to Pre-effective Amendment # 2 to Registration Statement, filed on December 29, 1999 and incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts--- None

(g)  Custodian Agreements---

     (1) Original Custody Agreement between the Adviser, the Company and FirstStar Bank previously was included as Exhibit 23G to Pre-effective Amendment # 2 to Registration Statement, filed on December 29, 1999 and incorporated herein by reference.

(h)  Other Material Contracts---
          (h)(1) Operating Services Agreement between the Adviser and the Company previously was included as Exhibit 23H(1) in Original Registration Statement filed on October 6, 1999, and incorporated herein by reference. (h)(1A) Amendment to Operating Services Agreement, dated 10/15/01, included herein as Exhibit 23H(1A) (h)(2) Investment Company Services Agreement between the Adviser, the Company and Mutual Shareholder Services, LLC previously was included as
          Exhibit 23H(2) to Pre-effective Amendment # 1 to Registration Statement, filed on November 24, 1999, and incorporated herein by reference.

(i)  Legal Opinion--- Included herein as Exhibit 23I.

(j)  Other   opinions---   Opinion  of  McCurdy  &  Associates  CPA's,  Inc.  is
     incorporated herein by reference to Registrant's audited annual report, dated August 31, 2001.

(k)  Omitted Financial statements--- None

(l) Initial Capital Agreements--- previously included as Exhibit 23M to Pre-effective Amendment # 2 to Registration Statement, filed on December 29, 1999 and incorporated herein by reference.

(m)  Rule 12b-1 Plan--- included herein as Exhibit 23M.

(n)  Financial Data Schedule--- Not Applicable

(o)  Rule 18f-3 Plan--- Not Applicable

(p) Code of Ethics-- previously included as Exhibit 23P to Post-Effective Amendment # 1 to Registration Statement, filed on April 18, 2001, and incorporated herein by reference

Item 24.  Persons Controlled by or Under Common Control With Registrant

          See Caption "Principal Holders of Securities" in the Statement of Additional Information

Item 25.  Indemnification

          (a) General. The Articles of Incorporation and By-laws (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit. The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

          (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

          The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

          (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

          (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or
          (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser

          None

Item 27.  Principal Underwriter

          Registrant distributes its own securities.

Item 28.  Location of Accounts and Records

          The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 112 Erie Boulevard, Schenectady, NY 12305; the Fund's accounting and transfer agency records are maintained at Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141.

Item 29.  Management Services

          There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30.  Undertakings

          The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons in the event the Fund chooses to raise its initial capital under Section 14(a)(3) of the Securities Act.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-effective amendment # 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in Schenectady, New York on the 8th day of November, 2001.




                                    ELECTRIC CITY FUNDS, INC.

                                    /s/ James W. Denny
                                    -----------------------------------
                                    By: JAMES W. DENNEY
                                    President


     Pursuant to the requirements of the Securities Act of 1933, this Post-effective amendment # 2 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


                            ELECTRIC CITY FUNDS, INC.


NAME                                     TITLE                  DATE
--------------------------------------------------------------------------------

/s/   James W. Denney                    President &            November 8, 2001
-----------------------------------      Treasurer, Director
JAMES W. DENNEY...

/s/  Bill W. Werner                      Secretary &            November 8, 2001
-----------------------------------      Director
BILL W. WERNER....

/s/  Kimberleigh Elwell                  Director               November 8, 2001
-----------------------------------
KIMBERLEIGH ELWELL

/s/  Joseph D. Condon                    Director               November 8, 2001
-----------------------------------
JOSEPH D. CONDON

/s/  Honorable Albert P. Jurczynski      Director               November 8, 2001
-----------------------------------
HONORABLE ALBERT P. JURCZYNSKI

                                  EXHIBIT INDEX

EXHIBIT23D(1)              AMENDMENT TO INVESMTMENT ADVISORY AGREEMENT
EXHIBIT 23I                LEGAL OPINION
EXHIBIT 23M                RULE 12B-1 PLAN OF DISTRIBUTION
--------------------------------------------------------------------------------

                                  EXHIBIT23D(1)
                   AMENDMENT TO INVESMTMENT ADVISORY AGREEMENT

                          INVESTMENT ADVISORY AGREEMENT
                            ELECTRIC CITY FUNDS, INC.
                           AS AMENDED OCTOBER 15, 2001

          This Agreement is made and entered into as of the 15th of December, 1999 and amended as of October 15, 2001, by and between Electric City Funds, Inc., a Maryland corporation (the "Fund"), and Mohawk Asset Management, Inc., a Delaware corporation ("Adviser").

          WHEREAS, the Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), and is authorized to issue shares representing interests in the following series:

                The Electric City Value Fund
                The Electric City Dividend Growth Fund (the "Portfolios");  and

          WHEREAS, Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, and engages in the business of asset management; and

          WHEREAS, the Fund desires to retain Adviser to render certain investment management services to the Fund and Adviser is willing to render such services;

          NOW THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

1.       Obligations of Investment Adviser

          (a) Services. Adviser agrees to perform the following services (the "Services") for the Fund:

                    (1)       manage  the   investment   and   reinvestment   of
                              eachPortfolio's assets;

                    (2) continuously review, supervise, and administer the investment program of the Portfolio;

                    (3) determine, in its discretion, the securities to be purchased, retained or sold (and implement those decisions);

                    (4) provide the Fund with records concerning Adviser's activities which the Fund is required to maintain; and

                    (5) render regular reports to the Fund's officers and directors concerning Adviser's discharge of the foregoing responsibilities.

          Adviser shall discharge the foregoing responsibilities subject to the general supervision and control of the officers and the directors of the Fund and in compliance with such policies as the directors may from time to time establish, and in compliance with the objectives, policies, and limitations of the Portfolio set forth in the Fund's prospectus and statement of additional information, as amended from time to time, and with all applicable laws and regulations. All Services to be furnished by Adviser under this Agreement may be furnished through the medium of any directors, officers or employees of Adviser or through such other parties as Adviser may determine from time to time.

          Adviser agrees, at its own expense or at the expense of one or more of its affiliates, to render the Services and to provide the office space, furnishings, equipment and personnel as may be reasonably required in the judgment of the Board of Directors of the Fund to perform the Services on the terms and for the compensation provided herein. Adviser shall authorize and permit any of its officers, directors and employees, who may be elected as directors or officers of the Fund, to serve in the capacities in which they are elected.

          Except to the extent expressly assumed by Adviser herein and except to the extent required by law to be paid by Adviser, the Fund shall pay all costs and expenses in connection with its operation and organization.

          (b) Books and Records. All books and records prepared and maintained by Adviser for the Fund under this Agreement shall be the property of the Fund and, upon request therefor, Adviser shall surrender to the Fund such of the books and records so requested.

          2         Portfolio Transactions.  Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best net results as described in the Fund's prospectus from time to time. Adviser may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers who provide the Portfolio with research, analysis, advice and similar services, and Adviser may pay to these brokers and dealers, in return for research and analysis, a higher commission or spread than may be charged by other brokers and dealers, provided that Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Adviser to the Fund and its other clients and that the total commission paid by the Fund will be reasonable in relation to the benefits to the Portfolio over the long-term. Adviser will promptly communicate to the officers and the directors of the Fund such information relating to portfolio transactions as they may reasonably request.

          3        Compensation  of Adviser. The Fund will pay to Adviser on the last day of each month a fee at an annual rate based on the daily average net asset value of each Portfolio, such fee to be computed daily based upon the net asset value of the Portfolio as determined by a valuation made in accordance with the Fund's procedure for calculating Portfolio net asset value as described in the Fund's Prospectus and/or Statement of Additional Information. During any period when the determination of a Portfolio's net asset value is suspended by the directors of the Fund, the net asset value of a share of the Portfolio as of the last business day prior to such suspension shall, for the purpose of this Paragraph 3, be deemed to be net asset value at the close of each succeeding business day until it is again determined.

The following fees will be paid to the Adviser:

Electric City Value Fund                    0.95% annually
Electric City Dividend Growth Fund          1.00% annually

          4        Status of Investment Adviser.  The services of Adviser to the
Fund are not to be deemed exclusive, and Adviser shall be free to render similar services to others so long as its services to the Fund are not impaired thereby. Adviser shall be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund. Nothing in this Agreement shall limit or restrict the right of any director, officer or employee of Adviser, who may also be a director, officer, or employee of the Fund, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

          5        Permissible Interests. Directors, agents, and stockholders of the Fund are or may be interested in Adviser (or any successor thereof) as directors, partners, officers, or stockholders, or otherwise, and directors, partners, officers, agents, and stockholders of Adviser are or may be interested in the Fund as directors, stockholders or otherwise; and Adviser (or any successor) is or may be interested in the Fund as a stockholder or otherwise.

          6        Liability   of  Investment   Adviser.   Adviser   assumes  no
responsibility under this Agreement other than to render the services called for hereunder in good faith. Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act of 1940 or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, this Agreement.

          7        Term.  This  Agreement  shall remain in effect until December
15, 2001, and from year to year thereafter provided such continuance is approved at least annually by (1) the vote of a majority of the Board of Directors of the Fund or (2) a vote of a "majority" (as that term is defined in the Investment Company Act of 1940) of the Fund's outstanding securities, provided that in either event the continuance is also approved by the vote of a majority of the directors of the Fund who are not parties to this Agreement or "interested persons" (as defined in the Act) of any such party, which vote must be cast in person at meeting called for the purpose of voting on such approval; provided, however, that;

                    (a) the Fund may, at any time and without the payment of any penalty, terminate this Agreement upon 60 days written notice to Adviser;

                    (b) the Agreement shall immediately terminate in the event of its assignment (within the meaning of the Act and the Rules thereunder); and

                    (c)       Adviser  may  terminate  this  Agreement   without
                              payment of penalty on 60 days written notice to the Fund; and

                    (d) the terms of paragraph 6 of this Agreement shall survive the termination of this Agreement.

          8        Notices.  Except as otherwise provided in this Agreement, any notice or other communication required by or permitted to be given in connection with this Agreement will be in writing and will be delivered in person or sent by first class mail, postage prepaid or by prepaid overnight delivery service to the respective parties as follows:

If to the Fund:                          If to the Adviser:
---------------                          ------------------

Electric City Funds, Inc.                Mohawk Asset Management, Inc.
112 Erie Boulevard                       112 Erie Boulevard
Schenectady, NY  12305                   Schenectady, NY  12305
James W. Denney                          James W. Denney
President                                President

          9        Amendments.  No provision of this  Agreement  may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Fund's outstanding voting securities.

          IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and the year first written above.

                                            MOHAWK ASSET
ELECTRIC CITY FUNDS, INC.                   MANAGEMENT, INC.



/S/ James W. Denney                         /S/ James W. Denney
-------------------------------             ------------------------------
By: James W. Denney                         By: James W. Denney
President                                   President

ATTEST:                                     ATTEST:



-------------------------------             ------------------------------
By:  ___________________________            ______________________________
Its:  Secretary                             Its:  Secretary
[Corporate Seal]                            [Corporate Seal]

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                                   EXHIBIT 23I
                                  LEGAL OPINION


                                DAVID JONES, ESQ
                      C/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge road, Suite 87
                             Valley Forge, PA 19482



Electric City Funds, Inc.                            November 7, 2001
One North Church Street
Schenectady, NY  12305

Dear Sirs:

As counsel to Electric City Funds, Inc. (the "Company"), a corporation organized under the laws of the State of Maryland, I have been asked to render my opinion with respect to the issuance of an indefinite number of shares of beneficial interest of the Company (the "Shares") representing proportionate interests in the Electric City Dividend Growth Fund (the "Fund"). The Shares of the Fund are a series of the Company consisting of one class of shares, all as more fully described in the Prospectus and Statement of Additional Information contained in the Registration Statement on Form N-1A, to which this opinion is an exhibit, to be filed with the Securities and Exchange Commission.

I have examined the Company's Articles of Incorporation, the Prospectus and Statement of Additional Information contained in the Registration Statement, and such other documents, records and certificates as deemed necessary for the purposes of this opinion.

Based on the foregoing, I am of the opinion that the Shares, when issued, delivered and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, will be legally issued, fully paid, and non-assessable by the Company.

Further, I give my permission to include this opinion as an exhibit to the Company's Registration Statement on Form N-1A.


Very Truly Yours,


/s/  David D. Jones
------------------------------------
David D. Jones
Attorney & Counselor at Law

                                   EXHIBIT 23J
                        CONSENT OF MCCURDY AND ASSOCIATES

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                                   EXHIBIT 23M
                         RULE 12B-1 PLAN OF DISTRIBUTION


                              PLAN OF DISTRIBUTION
                             PURSUANT TO RULE 12b-1
                           AS AMENDED OCTOBER 15, 2001


WHEREAS, Electric City Funds, Inc., an corporation organized and existing under the laws of the Commonwealth of Maryland (the "Trust"),engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the"1940 Act"); and

WHEREAS, the Trust is authorized to issue an unlimited number of shares of beneficial interest (the "Shares"), in separate series representing the interests in separate funds of securities and other assets (the "Portfolio"); and

WHEREAS, the Trust offers the following series of such Shares:

The Electric City Value Fund
The Electric City Dividend Growth Fund; and

WHEREAS, the Trustees of the Trust as a whole, and the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") or in any agreement relating hereto (the "Non-Interested Trustees"), having determined, in the exercise of their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders, have approved the Plan by votes cast at a meeting called for the purpose of voting hereon and on any agreements related hereto; and

NOW, THEREFORE, the Trust hereby adopts this Plan in accordance with Rule 12b-1 under the 1940 Act, on the following terms and conditions:

1. Distribution and Servicing Activities. Subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities primarily intended to result in the sale of Shares of each series of the Trust, which activities may include, but are not limited to, the following:

     (a) payments to the Trust's Sponsor and to securities dealers and others in respect of the sale of Shares of each series;

     (b) payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Shares of each series or who render shareholder support services not otherwise provided by the Trust's transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in each series, and providing such other shareholder services as the Trust may reasonably request;

     (c) formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

     (d)  preparation, printing and distribution of sales literature;

     (e) preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust; and

     (f) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable.

     The Trust is authorized to engage in the activities listed above, and in any other activities primarily intended to result in the sale of Shares of each series of the Trust, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

2. Maximum Expenditures. During the period in which this Plan is effective, the Trust shall pay to Mohawk Asset Management, Inc. (the "Sponsor") a monthly fee for distribution and shareholder servicing activities in an amount calculated at the rate of 0.25% per annum of the average daily net asset value of the Shares of each series of the Trust. Notwithstanding the foregoing, the expenditures to be made by the Trust pursuant to this Plan and the basis upon which payment of such expenditures will be made shall be determined by the Trustees of the Trust, and in no event may such expenditures paid by the Trust exceed an amount calculated at the rate of 0.25% of the average annual net assets of the Shares of each series of the Trust, nor may such expenditures paid as service fees to any person who sells Shares of any series of the Trust exceed an amount calculated at the rate of 0.25% of the average annual net asset value of such Shares. At the request of the Sponsor, such payments for distribution and shareholder servicing activities may be made directly by the Trust to other persons with which the Trust has entered into agreements related to this Plan.

3. Term and Termination. (a) This Plan shall become effective as of the 15th day of December, 1999. Unless terminated as herein provided, this Plan shall continue in effect for one year from the date hereof and shall continue in effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved by votes of a majority of both (i) the Trustees of the Trust and (ii) the Non-Interested Trustees, cast in person at a meeting called for the purpose of voting on such approval. (b) This Plan may be terminated at any time with respect to any series of the Trust by a vote of a majority of the Non-Interested Trustees or by a vote of a majority of the outstanding voting securities of the Shares of such series as defined in the 1940 Act.

4. Amendments. This Plan may not be amended to increase materially the maximum expenditures permitted by Section 2 hereof for any series of the Trust unless such amendment is approved by a vote of the majority of the outstanding voting securities of the Shares of such series, as defined in the 1940 Act, with respect to which a material increase in the amount of expenditures is proposed, and no material amendment to this Plan shall be made unless approved in the manner provided for annual renewal of this Plan in Section 3(a) hereof.

5. Selection and Nomination of Trustees. While this Plan is in effect, the selection and nomination of the Non-Interested Trustees of the Trust shall be committed to the discretion of such Non-Interested Trustees.

6. Quarterly Reports. The Treasurer of the Trust shall provide to the Trustees of the Trust, and the Trustees shall review quarterly, a written report of the amounts expended pursuant to this Plan and any related agreements and the purposes for which such expenditures were made.

7. Record keeping. The Trust shall preserve copies of this Plan and any related agreements and all reports made pursuant to Section 6 hereof, for a period of not less than six years from the date of this Plan. Any such related agreements or such reports for the first two years will be maintained in an easily accessible place.

8. Limitation of Liability. Any obligations of the Trust hereunder shall not be binding upon any of the Trustees, officers or shareholders of the Trust personally, but shall bind only the assets and property of the Trust. The term "Quaker Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Trust, a copy of which is on file with the Secretary of The Commonwealth of Massachusetts. The execution of this Plan has been authorized by the Trustees, and this Plan has been signed on behalf of the Trust by an authorized officer of the Trust, acting as such and not individually, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and property of the Trust as provided in the Agreement and Declaration of Trust.

IN WITNESS THEREOF, the Trustees of the Trust, including a majority of the Non-Interested Trustees, have adopted this Plan at a meeting held on December 18, 1999, adopted the amendment to this Plan as of October 15, 2001 and have further directed that the Plan be made effective as of a date to be determined by the Board in the future.

ELECTRIC CITY FUNDS, INC.


/S/ James W. Denney
-------------------------------------
James W. Denney
President
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